LEASE LIABILITIES - Future minimum rental payments required under the operating leases (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Future minimum rental payments required under the operating leases
2024		$ 12,750
Total future minimum lease payments	$ 0	12,750	$ 94,360
Less imputed interest		(60)	(1,109)
Total		$ 12,690	$ 93,251